Other current liabilities - Summary of other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities
Financing fund	€ 51,874	€ 63,320
Due to related companies	23,504	7,115
Payroll and employee benefits payables	21,222	20,750
Accrued expenses	17,809	18,544
Tax payables	11,069	10,285
Customer advances	4,140	6,307
Warrant liabilities	1,223	4,041
Other	8,179	4,265
Total other current liabilities	€ 139,020	€ 134,627